Financial Liabilities (Non-Current and Current) - Summary of Bonds Issued (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)
Disclosure of financial liabilities [line items]
Amount	€ 19,775.0			€ 20,417.0
Nominal repayment amount	21,775.0			€ 22,417.0
Market value	24,300.0
TIM S.p.A [member]
Disclosure of financial liabilities [line items]
Nominal repayment amount	16,227.0
Market value	17,462.0
TIM S.p.A [member] | Bonds With 4.750 % Interest Maturing May 25, 2018 [Member]
Disclosure of financial liabilities [line items]
Amount	592.9
Nominal repayment amount	€ 593.0
Coupon	4.75%
Issue date	May 25, 2011
Maturity date	May 25, 2018
Issue price	99.889%
Market price	101.905%
Market value	€ 604.0
TIM S.p.A [member] | Bonds With 6.125% Interest Maturing December 14, 2018 [Member]
Disclosure of financial liabilities [line items]
Amount	581.9
Nominal repayment amount	€ 582.0
Coupon	6.125%
Issue date	Jun. 15, 2012
Maturity date	Dec. 14, 2018
Issue price	99.737%
Market price	105.768%
Market value	€ 615.0
TIM S.p.A [member] | Bonds With 5.375% Interest Maturing January 29, 2019 [member]
Disclosure of financial liabilities [line items]
Amount	832.4
Nominal repayment amount	€ 832.0
Coupon	5.375%
Issue date	Jan. 29, 2004
Maturity date	Jan. 29, 2019
Issue price	99.07%
Market price	105.653%
Market value	€ 879.0
TIM S.p.A [member] | Bonds With 4.000% Interest Maturing January 21, 2020 [member]
Disclosure of financial liabilities [line items]
Amount	719.5
Nominal repayment amount	€ 719.0
Coupon	4.00%
Issue date	Dec. 21, 2012
Maturity date	Jan. 21, 2020
Issue price	99.184%
Market price	107.671%
Market value	€ 775.0
TIM S.p.A [member] | Bonds With 4.875% Interest Maturing September 25, 2020 [member]
Disclosure of financial liabilities [line items]
Amount	547.5
Nominal repayment amount	€ 547.0
Coupon	4.875%
Issue date	Sep. 25, 2013
Maturity date	Sep. 25, 2020
Issue price	98.966%
Market price	112.218%
Market value	€ 614.0
TIM S.p.A [member] | Bonds With 4.500% Interest Maturing January 25, 2021 [Member]
Disclosure of financial liabilities [line items]
Amount	563.6
Nominal repayment amount	€ 564.0
Coupon	4.50%
Issue date	Jan. 23, 2014
Maturity date	Jan. 25, 2021
Issue price	99.447%
Market price	112.283%
Market value	€ 633.0
TIM S.p.A [member] | Bonds With 6 Month Euribor Percentage Interest Maturing January 1, 2002 [member]
Disclosure of financial liabilities [line items]
Amount	203.5
Nominal repayment amount	€ 204.0
Coupon	(365.00%)
Issue date	Jan. 01, 2002
Maturity date	Jan. 01, 2022
Issue price	100.00%
Market price	100.00%
Market value	€ 204.0
TIM S.p.A [member] | Bonds With 5.250% Interest Maturing February 10, 2022 [member]
Disclosure of financial liabilities [line items]
Amount	883.9
Nominal repayment amount	€ 884.0
Coupon	5.25%
Issue date	Oct. 02, 2010
Maturity date	Feb. 10, 2022
Issue price	99.295%
Market price	117.798%
Market value	€ 1,041.0
TIM S.p.A [member] | Bonds With 1.125% Interest Maturing March 26, 2022 [member]
Disclosure of financial liabilities [line items]
Amount	2,000.0
Nominal repayment amount	€ 2,000.0
Coupon	1.125%
Issue date	Mar. 26, 2015
Maturity date	Mar. 26, 2022
Issue price	100.00%
Market price	100.347%
Market value	€ 2,007.0
TIM S.p.A [member] | Bonds With 3.250% Interest Maturing January 16, 2023 [member]
Disclosure of financial liabilities [line items]
Amount	1,000.0
Nominal repayment amount	€ 1,000.0
Coupon	3.25%
Issue date	Jan. 16, 2015
Maturity date	Jan. 16, 2023
Issue price	99.446%
Market price	109.909%
Market value	€ 1,099.0
TIM S.p.A [member] | Bonds with 2.500% interest maturing July 19, 2023 [member]
Disclosure of financial liabilities [line items]
Amount	1,000.0
Nominal repayment amount	€ 1,000.0
Coupon	2.50%
Issue date	Jan. 19, 2017
Maturity date	Jul. 19, 2023
Issue price	99.288%
Market price	105.789%
Market value	€ 1,058.0
TIM S.p.A [member] | Bonds With 3.625% Interest Maturing January 19, 2024 [member]
Disclosure of financial liabilities [line items]
Amount	750.0
Nominal repayment amount	€ 750.0
Coupon	3.625%
Issue date	Jan. 20, 2016
Maturity date	Jan. 19, 2024
Issue price	99.632%
Market price	111.698%
Market value	€ 838.0
TIM S.p.A [member] | Bonds With 3.000% Interest Maturing September 30, 2025 [member]
Disclosure of financial liabilities [line items]
Amount	1,000.0
Nominal repayment amount	€ 1,000.0
Coupon	3.00%
Issue date	Sep. 30, 2016
Maturity date	Sep. 30, 2025
Issue price	99.806%
Market price	107.199%
Market value	€ 1,072.0
TIM S.p.A [member] | Bonds With 3.625% Interest Maturing May 25, 2026 [member]
Disclosure of financial liabilities [line items]
Amount	1,000.0
Nominal repayment amount	€ 1,000.0
Coupon	3.625%
Issue date	May 25, 2016
Maturity date	May 25, 2026
Issue price	100.00%
Market price	112.068%
Market value	€ 1,121.0
TIM S.p.A [member] | Bonds with 2.375% interest maturing October 12, 2027 [member]
Disclosure of financial liabilities [line items]
Amount	1,250.0
Nominal repayment amount	€ 1,250.0
Coupon	2.375%
Issue date	Oct. 12, 2017
Maturity date	Oct. 12, 2027
Issue price	99.185%
Market price	100.079%
Market value	€ 1,251.0
TIM S.p.A [member] | Bonds With 5.250% Interest Maturing March 17, 2055 [member]
Disclosure of financial liabilities [line items]
Amount	670.0
Nominal repayment amount	€ 670.0
Coupon	5.25%
Issue date	Mar. 17, 2005
Maturity date	Mar. 17, 2055
Issue price	99.667%
Market price	117.022%
Market value	€ 784.0
TIM S.p.A [member] | Bonds With 6.375% Interest Maturing June 24, 2019 [Member]
Disclosure of financial liabilities [line items]
Amount | £			£ 850.0
Nominal repayment amount	€ 958.0
Coupon	6.375%
Issue date	Jun. 24, 2004
Maturity date	Jun. 24, 2019
Issue price	98.85%
Market price	107.457%
Market value	€ 1,029.0
TIM S.p.A [member] | Bonds With 5.875% Interest Maturing May 19, 2023 [member]
Disclosure of financial liabilities [line items]
Amount | £			£ 375.0
Nominal repayment amount	€ 423.0
Coupon	5.875%
Issue date	May 19, 2006
Maturity date	May 19, 2023
Issue price	99.622%
Market price	117.038%
Market value	€ 495.0
TIM S.p.A [member] | Bonds with 5.303% interest maturing May 30, 2024 [member]
Disclosure of financial liabilities [line items]
Amount | $		$ 1,500.0
Nominal repayment amount	€ 1,423.0
Coupon	5.303%
Issue date	May 30, 2014
Maturity date	May 30, 2024
Issue price	100.00%
Market price	98.25%
Market value	€ 1,398.0
TELECOM ITALIA FINANCE S.A. [Member]
Disclosure of financial liabilities [line items]
Nominal repayment amount	1,015.0
Market value	1,564.0
TELECOM ITALIA FINANCE S.A. [Member] | Bonds With 7.750% Interest Maturing January 24, 2033 [member]
Disclosure of financial liabilities [line items]
Amount	1,015.0
Nominal repayment amount	€ 1,015.0
Coupon	7.75%
Issue date	Jan. 24, 2003
Maturity date	Jan. 24, 2033
Issue price	109.646%
Market price	154.113%
Market value	€ 1,564.0
TELECOM ITALIA CAPITAL S.A. [member]
Disclosure of financial liabilities [line items]
Nominal repayment amount	4,533.0
Market value	5,274.0
TELECOM ITALIA CAPITAL S.A. [member] | Bonds With 6.999% Interest Maturing June 04, 2018 [Member]
Disclosure of financial liabilities [line items]
Amount | $		676.6
Nominal repayment amount	€ 564.0
Coupon	6.999%
Issue date	Jun. 04, 2008
Maturity date	Jun. 04, 2018
Issue price	100.00%
Market price	101.673%
Market value	€ 574.0
TELECOM ITALIA CAPITAL S.A. [member] | Bonds With 7.175% Interest Maturing June 18, 2019 [Member]
Disclosure of financial liabilities [line items]
Amount | $		759.7
Nominal repayment amount	€ 633.0
Coupon	7.175%
Issue date	Jun. 18, 2009
Maturity date	Jun. 18, 2019
Issue price	100.00%
Market price	106.399%
Market value	€ 674.0
TELECOM ITALIA CAPITAL S.A. [member] | Bonds With 6.375% Interest Maturing November 11, 2033 [Member]
Disclosure of financial liabilities [line items]
Amount | $		1,000.0
Nominal repayment amount	€ 834.0
Coupon	6.375%
Issue date	Oct. 29, 2003
Maturity date	Nov. 15, 2033
Issue price	99.558%
Market price	116.568%
Market value	€ 972.0
TELECOM ITALIA CAPITAL S.A. [member] | Bonds With 6.000% Interest Maturing September 30, 2034 [Member]
Disclosure of financial liabilities [line items]
Amount | $		1,000.0
Nominal repayment amount	€ 834.0
Coupon	6.00%
Issue date	Oct. 06, 2004
Maturity date	Sep. 30, 2034
Issue price	99.081%
Market price	111.781%
Market value	€ 932.0
TELECOM ITALIA CAPITAL S.A. [member] | Bonds With 7.200% Interest Maturing July 18, 2036 [Member]
Disclosure of financial liabilities [line items]
Amount | $		1,000.0
Nominal repayment amount	€ 834.0
Coupon	7.20%
Issue date	Jul. 18, 2006
Maturity date	Jul. 18, 2036
Issue price	99.44%
Market price	124.70%
Market value	€ 1,040.0
TELECOM ITALIA CAPITAL S.A. [member] | Bonds With 7.721% Interest Maturing June 04, 2038 [Member]
Disclosure of financial liabilities [line items]
Amount | $		$ 1,000.0
Nominal repayment amount	€ 834.0
Coupon	7.721%
Issue date	Jun. 04, 2008
Maturity date	Jun. 04, 2038
Issue price	100.00%
Market price	129.801%
Market value	€ 1,082.0